Personnel expenses - Pension (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset)
Service cost	kr (6)	kr (4)	kr (5)
Regulation of pension obligations	0	5
Interest cost, net	(2)	(1)	(1)
Pension cost for defined benefit pensions, incl. payroll tax	(8)	0	(6)
Pension cost for defined contribution pension cost incl. payroll tax	(52)	(52)	(52)
Pension cost recognized in personnel costs	(60)	(52)	(58)
Revaluation of defined benefit plans	(4)	(48)	(4)
Provision for pensions	83	80	40	kr 38
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset)
Revaluation of defined benefit plans	(16)	(48)	(7)
Provision for pensions	272	253	263	254
Plan assets
Disclosure of net defined benefit liability (asset)
Revaluation of defined benefit plans	12	0	3
Provision for pensions	(189)	(173)	(223)	kr (216)
Effect of asset ceiling
Disclosure of net defined benefit liability (asset)
Provision for pensions	kr 0	kr 0	kr 0